Fixed assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed assets

Note 4 – Fixed assets

Fixed assets consist of the following:

	September 30, 2023	December 31, 2022

Land	$347,381	$235,223
Vehicles	50,514	50,514
Computer hardware	6,135	6,135
Office furniture and equipment	7,912	7,912
Shipping and other equipment	1,575	1,575
Total	413,517	301,359
Accumulated depreciation	(36,441)	(28,281)
Property and equipment, net	$377,076	$273,078

Depreciation expense was $8,161 and $3,489 for the nine months ended September 30, 2023, and 2022, respectively.

Note 5 – Fixed assets

Fixed assets consist of the following:

	December 31, 2022	December 31, 2021

Land	$235,223	$235,223
Vehicles	50,514	50,514
Computer hardware	6,135	5,935
Office furniture and equipment	7,912	7,912
Shipping and other equipment	1,575	1,575
Total	301,359	301,159
Accumulated depreciation	(28,281)	(17,135)
Property and equipment, net	$273,078	$284,024

Depreciation expense was $10,946 and $6,772 for the years ended December 31, 2022 and 2021, respectively.